PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.      PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consists of the following:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,056
Computer equipment	825,796	770,218	120,864
Furniture, fixtures and office equipment	6,011	5,964	936
Leasehold improvements	18,439	18,439	2,894
Motor vehicles	6,838	6,559	1,029
Buildings	317,602	312,125	48,979
	1,187,786	1,126,405	176,758
Less: accumulated depreciation	(476,864)	(458,450)	(71,941)
Less: impairment	(348,582)	(346,675)	(54,401)

	362,340	321,280	50,416

Impairment of nil,RMB 13,448,000 and RMB 114,000 (US$18,000) were recognized for the years ended December 31, 2019, 2020 and 2021, respectively, and impairment of RMB 2,021,000 (US$317,000) were reduced as a result of the disposition during 2021.

6.      PROPERTY AND EQUIPMENT, NET (CONTINUED)

For the years ended December 31, 2019, 2020 and 2021, depreciation expenses were RMB28,642,000, RMB38,169,000 and RMB 28,410,000 (US$4,459,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	28,598	38,169	28,400	4,457
Sales and marketing expenses	6	—	—	—
General and administrative expenses	18	—	10	2
Research and development expenses	20	—	—	—

	28,642	38,169	28,410	4,459

The Group accounted for the leases of certain computer equipment and optical fibers as finance leases that transfer to the Group substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Group's property and equipment held under finance leases at respective balance sheet dates were as follows:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	—	—
Computer equipment	262,989	—	—
	276,089	—	—

Less: accumulated depreciation	(88,039)	—	—
Less: impairment	(166,162)	—	—

	21,888	—	—

In 2021, the Group paid off the remaining finance lease obligation and purchased the pledged assets back.

The carrying amount of buildings pledged by the Group to secure the borrowings (Note 12 (b)) and finance lease obligation (Note 17) as of December 31, 2020 and 2021 was RMB306,608,000 and RMB296,744,000 (US$46,566,000), respectively.

All the buildings were sealed up by the court due to the lawsuits as of December 31, 2021 (Note 25).